State Street SPDR SP Emerging Markets ex-China ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Emerging ex-China BMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.20%	13.50%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR SP Emerging Markets ex-China ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.08%	12.19%
Performance Inception Date	Sep. 05, 2024
State Street SPDR SP Emerging Markets ex-China ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.19%	11.27%
State Street SPDR SP Emerging Markets ex-China ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.30%	9.13%